Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	8.90%	7.49%	8.48%	(12.62%)	3.09%	5.76%	11.69%	(3.64%)	7.00%	4.70%
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	9.40%	9.75%	11.87%	(14.52%)	8.42%	8.20%	15.32%	(5.04%)	10.33%	4.97%
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	10.67%	12.19%	15.18%	(16.12%)	12.53%	11.57%	19.70%	(7.27%)	14.28%	5.15%
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	11.61%	15.80%	18.28%	(17.87%)	16.35%	14.43%	22.94%	(8.33%)	16.77%	6.48%
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	11.14%	16.41%	19.25%	(18.90%)	17.64%	17.60%	25.42%	(9.42%)	19.23%	9.35%